SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2014
SHAREHOLDERS' EQUITY [Abstract]
Schedule of Stock Options Activity

	Year ended December 31, 2014
	Number of options	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value

Outstanding at the beginning of the year	1,363,848	3.44	8.05	-
Granted	162,500	4.09	-	-
Exercised	(155,271)	1.91	-	-
Forfeited	(76,267)	5.28	-	-

Outstanding at the end of the year	1,294,810	3.6	7.57	842

Exercisable at the end of the year	908,250	2.91	7.27	842

Vested and expected to vest at end of year	908,250	2.91	7.27	842

Schedule of Stock Options, by Exercise Price Range
	Options	Weighted		Options	Weighted average
	Outstanding	average	Weighted	exercisable	exercise
Range of	as of	remaining	average	as of	price of
exercise	December 31,	contractual	exercise	December 31,	options
price	2014	life (years)	price	2014	exercisable

$ 1.30	85,105	3.89	1.3	85,105	1.30
$ 2.11 - $ 2.64	537,005	6.79	2.19	537,005	2.19
$ 3.84 - $ 6.04	672,700	8.52	4.97	286,140	4.75

	1,294,810	7.57	3.60	908,250	2.91

Schedule of Share-based Compensation Expenses
	Year ended December 31,
	2012	2013	2014

Cost of revenues	$64	$64	$162
Research and development, net	23	23	71
Selling and marketing	57	57	183
General and administrative	202	212	254

Total share-based compensation expense	$346	$356	$670